UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10221

ALLIANCEBERNSTEIN TRUST

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2009

Date of reporting period: February 28, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Value Fund

Portfolio of Investments

February 28, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.7%
Financials - 19.4%
Capital Markets - 4.2%
Credit Suisse Group AG (a)	112,600	$2,740,224
Deutsche Bank AG (a)	45,800	1,180,633
The Goldman Sachs Group, Inc.	8,700	792,396
Morgan Stanley	69,700	1,361,938
UBS AG (Swiss Virt-X) (a)(b)	99,493	931,649

		7,006,840

Commercial Banks - 6.0%
Australia & New Zealand Banking Group Ltd. (a)	101,300	848,491
Bank Leumi Le-Israel	217,500	372,574
Barclays PLC (a)	641,600	841,700
BNP Paribas SA (a)	45,700	1,480,004
Credit Agricole SA (a)	139,853	1,354,337
HSBC Holdings PLC (a)	114,600	797,057
Intesa Sanpaolo SpA (a)	275,900	671,519
KB Financial Group, Inc. (b)	22,400	429,463
Lloyds Banking Group PLC (a)	1,207,340	991,098
Standard Bank Group Ltd.	49,423	316,224
Sumitomo Mitsui Financial Group, Inc. (a)	56,500	1,791,122
Unibanco - Uniao de Bancos Brasileiros SA (Sponsored) (ADR)	2,800	146,524

		10,040,113

Diversified Financial Services - 1.2%
Bank of America Corp.	94,810	374,500
ING Group (a)	156,600	707,874
JP Morgan Chase & Co.	44,300	1,012,255

		2,094,629

Insurance - 8.0%
Allianz SE (a)	32,200	2,150,676
Allstate Corp.	52,600	885,258
American International Group, Inc.	145,700	61,194
Aviva PLC (a)	302,069	1,241,048
Fairfax Financial Holdings Ltd. (a)	6,100	1,480,935
Fondiaria-Sai SpA (ordinary shares) (a)	32,800	380,518
Genworth Financial, Inc.-Class A	90,800	109,868
Hartford Financial Services Group, Inc.	18,100	110,410
Industrial Alliance Insurance and Financial Services, Inc. (a)	26,200	347,425
MetLife, Inc.	72,400	1,336,504

Muenchener Rueckversicherungs AG (a)	21,671	2,635,604
Sanlam Ltd.	283,350	426,068
The Travelers Co., Inc.	56,030	2,025,485
XL Capital Ltd.-Class A	42,100	139,351

		13,330,344

		32,471,926

Energy - 18.2%
Oil, Gas & Consumable Fuels - 18.2%
Apache Corp.	23,200	1,370,888
BP PLC (a)	255,100	1,625,190
Chevron Corp.	66,000	4,006,860
China Petroleum & Chemical Corp.-Class H	1,874,000	958,734
ConocoPhillips	64,650	2,414,677
Devon Energy Corp.	20,600	899,602
ENI SpA (a)	128,750	2,569,801
Exxon Mobil Corp.	34,600	2,349,340
LUKOIL (Sponsored) (ADR)	34,100	1,092,564
Nexen, Inc. (a)	62,494	853,754
Nippon Mining Holdings, Inc. (a)	335,500	1,165,238
Petro-Canada (a)	87,100	1,922,471
PTT PCL	88,500	381,645
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A (a)	182,562	3,991,110
StatoilHydro ASA (a)	130,850	2,172,457
Thai Oil PCL	633,200	420,091
Total SA (a)	50,600	2,377,266

		30,571,688

Health Care - 12.7%
Health Care Providers & Services - 0.9%
Cardinal Health, Inc.	47,000	1,525,150

Pharmaceuticals - 11.8%
Bayer AG (a)	11,200	536,377
Bristol-Myers Squibb Co.	55,200	1,016,232
GlaxoSmithKline PLC (a)	177,800	2,696,666
Merck & Co., Inc.	142,200	3,441,240
Novartis AG (a)	15,480	564,762
Pfizer, Inc.	310,500	3,822,255
Sanofi-Aventis SA (a)	47,761	2,454,774
Schering-Plough Corp.	125,400	2,180,706
Wyeth	74,000	3,020,680

		19,733,692

		21,258,842

Consumer Discretionary - 9.9%
Auto Components - 0.1%
Compagnie Generale des Etablissements Michelin-Class B (a)	4,200	135,435

Automobiles - 1.9%
Nissan Motor Co. Ltd. (a)	603,200	1,841,414
Renault SA (a)	91,400	1,312,434

		3,153,848

Hotels, Restaurants & Leisure - 0.1%
TUI AG (a)	42,600	236,320

Household Durables - 1.1%
Sharp Corp. (a)	247,000	1,906,955

Media - 3.7%
CBS Corp.-Class B	235,800	1,006,866
Gannett Co., Inc.	77,600	251,424
Lagardere SCA (a)	30,713	994,074
News Corp.-Class B	220,500	1,380,330
Time Warner, Inc.	260,200	1,985,326
Viacom, Inc.-Class B (b)	38,500	592,515

		6,210,535

Multiline Retail - 1.1%
JC Penney Co., Inc.	53,900	826,287
Macy’s, Inc.	128,200	1,008,934

		1,835,221

Specialty Retail - 1.9%
Home Depot, Inc.	77,000	1,608,530
Lowe’s Cos, Inc.	18,300	289,872
TJX Cos, Inc.	53,900	1,200,353

		3,098,755

		16,577,069

Consumer Staples - 8.8%
Food & Staples Retailing - 3.1%
Koninklijke Ahold NV (a)	195,800	2,172,624
The Kroger Co.	84,800	1,752,816
Safeway, Inc.	66,900	1,237,650

		5,163,090

Food Products - 2.7%
Archer-Daniels-Midland Co.	92,200	2,458,052
Associated British Foods PLC (a)	135,700	1,257,818
Bunge Ltd.	17,300	811,024

		4,526,894

Tobacco - 3.0%
Altria Group, Inc.	185,450	2,863,348
Philip Morris International, Inc.	64,250	2,150,448

		5,013,796

		14,703,780

Information Technology - 8.4%
Communications Equipment - 3.6%
Corning, Inc.	75,400	795,470
Motorola, Inc.	436,300	1,535,776
Nokia OYJ (a)	109,700	1,027,930
Telefonaktiebolaget LM Ericsson-Class B (a)	325,000	2,632,394

		5,991,570

Computers & Peripherals - 2.3%
Compal Electronics, Inc. (GDR) (c)	151,534	438,145
Compal Electronics, Inc.	275,661	156,974
Fujitsu Ltd. (a)	524,000	1,774,777
Toshiba Corp. (a)	346,000	838,307
Western Digital Corp. (b)	53,500	730,810

		3,939,013

Electronic Equipment, Instruments & Components - 0.7%
AU Optronics Corp.	953,000	694,209
Hitachi Ltd. (a)	201,000	500,513

		1,194,722

Semiconductors & Semiconductor Equipment - 1.0%
Samsung Electronics (Preference Shares)	1,300	230,251
Samsung Electronics Co. Ltd.	3,040	935,007
Siliconware Precision Industries Co.	192,595	162,762
United Microelectronics Corp.	1,229,044	270,995

		1,599,015

Software - 0.8%
Symantec Corp. (b)	94,500	1,306,935

		14,031,255

Telecommunication Services - 7.5%
Diversified Telecommunication Services - 5.2%
AT&T, Inc.	169,300	4,024,261
BCE, Inc. (a)	26,100	509,403
Deutsche Telekom AG-Class W (a)	80,300	965,504
France Telecom SA (a)	73,500	1,642,557
Telecom Italia SpA (ordinary shares) (a)	884,900	1,075,596
Telecom Italia SpA (savings shares) (a)	565,000	537,348

		8,754,669

Wireless Telecommunication Services - 2.3%
Sprint Nextel Corp. (b)	275,500	906,395
Vodafone Group PLC (a)	1,664,812	2,949,838

		3,856,233

		12,610,902

Materials - 5.6%
Chemicals - 2.3%
BASF SE (a)	71,800	1,979,092
Mitsubishi Chemical Holdings Corp. (a)	386,000	1,311,100
Solvay SA-Class A (a)	12,200	690,430

		3,980,622

Metals & Mining - 2.0%
ArcelorMittal (Euronext Amsterdam) (a)	52,022	997,094
BHP Billiton Ltd. (a)	35,100	632,031
China Steel Corp. (GDR) (c)	21,240	241,267
Gerdau SA (Sponsored) (ADR)	27,600	144,348
Hyundai Steel Co.	12,990	286,577
MMC Norilsk Nickel (ADR)	147,608	693,757
Usinas Siderurgicas de Minas Gerais SA (preference shares)-Class A	32,775	355,380

		3,350,454

Paper & Forest Products - 1.3%
Stora Enso Oyj-Class R (a)	163,100	678,628
Svenska Cellulosa AB-Class B (a)	226,700	1,467,274

		2,145,902

		9,476,978

Utilities - 3.4%
Electric Utilities - 1.1%
E.ON AG (a)	73,800	1,886,671

Multi-Utilities - 2.3%
A2A SpA (a)	366,600	526,796
Centrica PLC (a)	508,200	1,954,365
Wisconsin Energy Corp.	32,700	1,302,114

		3,783,275

		5,669,946

Industrials - 2.8%
Airlines - 1.3%
Deutsche Lufthansa AG (a)	152,300	1,655,248
Westjet Airlines Ltd. (a)(b)	56,700	565,128

		2,220,376

Industrial Conglomerates - 1.0%
Koninklijke Philips Electronics NV (a)	100,390	1,605,160

Trading Companies & Distributors - 0.5%
Finning International, Inc. (a)	15,500	137,431
Mitsubishi Corp. (a)	58,500	727,827

		865,258

		4,690,794

Total Common Stocks (cost $315,787,648)		162,063,180

RIGHTS - 0.0%
Financials - 0.0%
Diversified Financial Services - 0.0%
Fortis (a)(b) (cost $0)	130,762	0

SHORT-TERM INVESTMENTS - 3.5%
Investment Companies - 3.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (d) (cost $5,974,951)	5,974,951	5,974,951

Total Investments - 100.2% (cost $321,762,599) (e)		168,038,131
Other assets less liabilities - (0.2)%		$(416,997)

Net Assets - 100.0%		$167,621,134

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
FTSE 100 Index Futures	24	March 2009	$1,478,846	$1,308,196	$(170,650)
S&P 500 Index Futures	15	March 2009	628,341	550,650	(77,691)

					$(248,341)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 3/16/09	11,011	$7,463,806	$7,034,325	$(429,481)
British Pound settling 3/16/09	5,192	7,553,218	7,432,499	(120,719)
Canadian Dollar settling 3/16/09	1,916	1,533,143	1,506,009	(27,134)
Eurosettling 3/16/09	14,582	20,376,449	18,484,741	(1,891,708)
Eurosettling 3/16/09	4,830	6,749,297	6,122,706	(626,591)
Eurosettling 3/16/09	3,216	4,383,569	4,076,734	(306,835)
Japanese Yen settling 3/16/09	297,743	2,999,778	3,051,498	51,720
Japanese Yen settling 3/16/09	773,620	8,337,231	7,928,650	(408,581)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Japanese Yen settling 3/16/09	194,742	$2,111,482	$1,995,865	$(115,617)
Japanese Yen settling 3/16/09	460,699	5,099,330	4,721,595	(377,735)
Japanese Yen settling 3/16/09	220,178	2,370,666	2,256,552	(114,114)
Japanese Yen settling 3/16/09	103,596	1,150,236	1,061,731	(88,505)
Japanese Yen settling 3/16/09	117,466	1,308,696	1,203,881	(104,815)
New Zealand Dollar settling 3/16/09	12,754	6,761,150	6,381,895	(379,255)
New Zealand Dollar settling 3/16/09	3,646	2,080,298	1,824,399	(255,899)
Norwegian Krone settling 3/16/09	26,992	3,806,783	3,838,375	31,592
Norwegian Krone settling 3/16/09	8,146	1,140,257	1,158,395	18,138
Norwegian Krone settling 6/15/09	49,251	7,190,766	6,984,725	(206,041)
Swedish Krona settling 3/16/09	12,464	1,505,041	1,383,712	(121,329)
Swedish Krona settling 3/16/09	24,893	2,959,928	2,763,538	(196,390)
Swiss Franc settling 3/16/09	835	685,550	713,925	28,375
Swiss Franc settling 3/16/09	578	495,419	494,190	(1,229)
Sale Contracts:
Australian Dollar settling 3/16/09	3,947	2,581,140	2,521,522	59,618
Australian Dollar settling 3/16/09	1,391	897,390	888,634	8,756
British Pound settling 3/16/09	2,312	3,435,401	3,309,695	125,706
British Pound settling 3/16/09	2,772	4,079,053	3,968,198	110,855
British Pound settling 3/16/09	1,928	2,907,424	2,759,988	147,436
Canadian Dollar settling 3/16/09	3,104	2,508,080	2,439,798	68,282
Canadian Dollar settling 3/16/09	5,460	4,330,755	4,291,656	39,099

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Euro settling 3/16/09	1,052	$1,357,500	$1,333,558	$23,942
Euro settling 3/16/09	13,530	17,466,689	17,151,183	315,506
Euro settling 3/16/09	8,046	10,380,708	10,199,440	181,268
Euro settling 3/16/09	6,906	8,909,914	8,754,329	155,585
Euro settling 6/15/09	13,059	16,640,300	16,552,431	87,869
Japanese Yen settling 3/16/09	215,416	2,406,211	2,207,748	198,463
Japanese Yen settling 3/16/09	192,210	2,037,439	1,969,915	67,524
New Zealand Dollar settling 3/16/09	2,630	1,376,805	1,316,010	60,795
New Zealand Dollar settling 3/16/09	5,999	3,054,091	3,001,803	52,288
Norwegian Krone settling 3/16/09	8,146	1,137,568	1,158,395	(20,827)
Norwegian Krone settling 3/16/09	26,992	3,769,364	3,838,375	(69,011)
Swedish Krona settling 3/16/09	24,893	3,093,508	2,763,538	329,970
Swedish Krona settling 3/16/09	12,464	1,548,929	1,383,712	165,217
Swedish Krona settling 6/15/09	32,440	3,702,604	3,605,026	97,578
Swiss Franc settling 3/16/09	3,894	3,297,625	3,329,372	(31,747)
Swiss Franc settling 3/16/09	1,706	1,471,832	1,458,631	13,201

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $86,627,296.
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the aggregate market value of these securities amounted to $679,412 or 0.4% of net assets.
(d)	Investment in affiliated money market mutual fund.
(e)	As of February 28, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,261,042 and gross unrealized depreciation of investments was $(154,985,510), resulting in net unrealized depreciation of $(153,724,468).

An amount equivalent to U.S. $275,727 has been segregated to collateralize margin requirements for the open future contract at February 28, 2009.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

Country Breakdown *

February 28, 2009 (unaudited)

Summary

39.4%	United States
8.5%	United Kingdom
7.9%	Germany
7.1%	Japan
7.0%	France
5.6%	Netherlands
3.5%	Canada
3.4%	Italy
2.5%	Switzerland
2.4%	Sweden
1.3%	Norway
1.2%	Taiwan
1.1%	South Korea
5.5%	Other
3.6%	Short-Term Investments

100.0%	Total Investments

*	All data are as of February 28, 2009. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.1% or less in the following countries: Australia, Belgium, Brazil, China, Finland, Israel, Russia, South Africa and Thailand.

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$78,364,695		$(248,341)
Level 2	88,871,700	+	(3,454,780)
Level 3	801,736		– 0	–

Total	$168,038,131		$(3,703,121)

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.
+

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities		Other Financial Instruments
Balance as of 11/1/08	$713,443			– 0	–
Accrued discounts /premiums	– 0	–		– 0	–
Realized gain (loss)	– 0	–		– 0	–*
Change in unrealized appreciation/depreciation	88,293
	– 0	–
Net purchases (sales)	– 0	–		– 0	–
Net transfers in and/or out of Level 3	– 0	–		– 0	–

Balance as of 2/28/09	$801,736		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 02/28/2009	$88,293		$	– 0	–

*	The realized gain (loss) recognized during the period ended 02/28/2009 for other financial instruments was $0.

AllianceBernstein International Value Fund

Portfolio of Investments

February 28, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.5%
Financials - 23.0%
Capital Markets - 4.4%
Credit Suisse Group AG (a)	2,685,500	$65,354,095
Deutsche Bank AG (a)	3,117,400	80,360,358
UBS AG (Swiss Virt-X) (a)(b)	1,989,363	18,628,340

		164,342,793

Commercial Banks - 11.9%
Australia & New Zealand Banking Group Ltd.	3,830,900	32,087,713
Barclays PLC (a)	17,608,200	23,099,767
BNP Paribas SA (a)	1,594,820	51,648,568
Credit Agricole SA (a)	5,422,550	52,511,998
Hana Financial Group, Inc.	886,400	10,489,843
HSBC Holdings PLC (a)	7,846,200	54,571,280
Intesa Sanpaolo SpA (a)	12,785,000	31,117,705
KB Financial Group, Inc. (b)	1,816,600	34,828,681
Lloyds Banking Group PLC (a)	30,332,949	24,900,133
National Australia Bank Ltd.	1,827,900	20,531,998
Nordea Bank AB (a)	2,750,800	13,715,136
Societe Generale-Class A (a)	1,206,485	37,398,227
Sumitomo Mitsui Financial Group, Inc. (a)	1,365,300	43,281,740
Unibanco - Uniao de Bancos Brasileiros SA (Sponsored) (ADR)	343,200	17,959,656

		448,142,445

Consumer Finance - 0.0%
ORIX Corp. (a)	44,020	894,226

Diversified Financial Services - 0.6%
ING Group (a)	4,754,002	21,489,370

Insurance - 5.8%
Allianz SE (a)	1,024,145	68,403,863
Aviva PLC (a)	10,078,226	41,406,301
Fairfax Financial Holdings Ltd. (a)	55,600	13,498,362
Fondiaria-Sai SpA (ordinary shares) (a)	1,595,293	18,507,240
Muenchener Rueckversicherungs AG (a)	623,700	75,853,736

		217,669,502

Real Estate Management & Development - 0.3%
Lend Lease Corp. Ltd.	2,927,600	9,900,469

		862,438,805

Energy - 16.3%
Oil, Gas & Consumable Fuels - 16.3%
BP PLC (a)	10,714,200	68,257,982
China Petroleum & Chemical Corp.-Class H	121,445,500	62,131,206
ENI SpA (a)	3,453,200	68,924,550
LUKOIL (Sponsored) (ADR)	1,509,300	48,357,972
Nexen, Inc. (a)	1,277,725	17,455,479
Nippon Mining Holdings, Inc. (a)	7,974,500	27,696,545
Petro-Canada (a)	2,690,200	59,378,098
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A (a)	5,497,078	120,175,302
StatoilHydro ASA (a)	3,747,150	62,212,637
Total SA (a)	1,664,800	78,214,858

		612,804,629

Telecommunication Services - 12.6%
Diversified Telecommunication Services - 9.6%
BCE, Inc. (a)	1,183,300	23,094,906
Carso Global Telecom SA de CV Series A1 (b)	1,828,700	4,802,889
Deutsche Telekom AG-Class W (a)	4,290,100	51,582,916
France Telecom SA (a)	2,092,200	46,755,894
Nippon Telegraph & Telephone Corp. (a)	1,550,200	66,285,707
Telecom Italia SpA (ordinary shares) (a)	33,251,300	40,416,947
Telecom Italia SpA (savings shares) (a)	15,850,100	15,074,372
Telefonica SA (a)	4,963,700	91,352,440
Telstra Corp. Ltd.	6,181,600	13,931,250
TELUS Corp.-Class A (a)	339,600	8,494,004

		361,791,325

Wireless Telecommunication Services - 3.0%
Vodafone Group PLC (a)	63,639,265	112,760,790

		474,552,115

Materials - 9.3%
Chemicals - 3.2%
BASF SE (a)	2,050,500	56,519,890
Mitsubishi Chemical Holdings Corp. (a)	10,455,000	35,511,781
Mitsui Chemicals, Inc. (a)	1,941,000	4,127,730
Solvay SA-Class A (a)	456,783	25,850,548

		122,009,949

Containers & Packaging - 0.5%
Amcor Ltd.	6,593,178	18,287,109

Metals & Mining - 4.7%
Antofagasta PLC (a)	6,246,858	39,090,102
ArcelorMittal (Euronext Amsterdam) (a)	2,228,395	42,711,154
BHP Billiton Ltd.	2,083,300	37,513,093
JFE Holdings, Inc. (a)	1,760,000	38,082,712
Sumitomo Metal Mining Co. Ltd. (a)	1,734,000	17,308,496

		174,705,557

Paper & Forest Products - 0.9%
Stora Enso Oyj-Class R (a)	6,232,500	25,932,226
Svenska Cellulosa AB-Class B (a)	1,506,700	9,751,840

		35,684,066

		350,686,681

Information Technology - 8.3%
Communications Equipment - 1.6%
Nokia OYJ (a)	2,557,800	23,967,537
Telefonaktiebolaget LM Ericsson-Class B (a)	4,307,000	34,885,294

		58,852,831

Computers & Peripherals - 2.8%
Compal Electronics, Inc. (GDR) (c)	6,767,167	19,566,587
Fujitsu Ltd. (a)	12,415,000	42,049,340
Toshiba Corp. (a)	17,065,000	41,345,983

		102,961,910

Electronic Equipment, Instruments & Components - 1.0%
AU Optronics Corp.	52,516,000	38,255,101

Semiconductors & Semiconductor Equipment - 2.9%
Samsung Electronics (Preference Shares)	127,600	22,600,025
Samsung Electronics Co. Ltd.	135,710	41,740,035
United Microelectronics Corp.	204,807,290	45,158,514

		109,498,574

		309,568,416

Health Care - 8.0%
Health Care Providers & Services - 0.5%
Celesio AG (a)	792,400	16,342,113

Pharmaceuticals - 7.5%
Bayer AG (a)	711,400	34,069,499
GlaxoSmithKline PLC (a)	5,912,400	89,672,502
Novartis AG (a)	2,202,160	80,342,086
Sanofi-Aventis SA (a)	1,516,082	77,922,133

		282,006,220

		298,348,333

Consumer Discretionary - 7.0%
Auto Components - 0.2%
Compagnie Generale des Etablissements Michelin-Class B (a)	203,912	6,575,440

Automobiles - 3.5%
Honda Motor Co. Ltd. (a)	900,300	21,528,679
Isuzu Motors Ltd. (a)	13,691,000	13,284,488
Nissan Motor Co. Ltd. (a)	13,718,600	41,879,340
Renault SA (a)	1,743,000	25,028,149
Toyota Motor Corp. (a)	923,500	29,579,351

		131,300,007

Household Durables - 1.8%
Sharp Corp. (a)	6,215,000	47,982,701
Sony Corp. (a)	1,224,700	20,508,247

		68,490,948

Media - 1.5%
Lagardere SCA (a)	1,740,700	56,340,449

		262,706,844

Industrials - 5.1%
Aerospace & Defense - 1.0%
European Aeronautic Defence & Space Co., NV (a)	2,566,001	37,255,337

Airlines - 0.8%
Deutsche Lufthansa AG (a)	2,742,500	29,806,424

Electrical Equipment - 0.3%
Furukawa Electric Co. Ltd. (a)	4,362,000	11,308,936

Industrial Conglomerates - 0.5%
Bidvest Group Ltd.	1,119,800	9,164,366
Koninklijke Philips Electronics NV (a)	658,040	10,521,561

		19,685,927

Machinery - 0.7%
Vallourec (a)	135,800	10,569,916
Volvo AB-Class B (a)	4,021,400	16,817,318

		27,387,234

Trading Companies & Distributors - 1.8%
Mitsubishi Corp. (a)	3,478,300	43,275,195
Mitsui & Co. Ltd. (a)	2,381,000	21,932,493

		65,207,688

		190,651,546

Utilities - 4.2%
Electric Utilities - 2.6%
E.ON AG (a)	3,046,200	77,875,016
The Tokyo Electric Power Co., Inc. (a)	701,400	19,800,536

		97,675,552

Multi-Utilities - 1.6%
Centrica PLC (a)	11,909,800	45,801,049
RWE AG (a)	199,340	12,520,884

		58,321,933

		155,997,485

Consumer Staples - 3.7%
Food & Staples Retailing - 2.1%
Delhaize Group (a)	265,600	15,335,053
Koninklijke Ahold NV (a)	5,797,380	64,328,547

		79,663,600

Food Products - 1.6%
Associated British Foods PLC (a)	6,354,600	58,901,491

		138,565,091

Total Common Stocks (cost $7,618,927,709)		3,656,319,945

RIGHTS - 0.0%
Financials - 0.0%
Commercial Banks - 0.0%
Shinhan Financial Group Co. Ltd. (b)	119,536	249,448

Diversified Financial Services - 0.0%
Fortis (a)(b)	3,544,166	4

Total Rights (cost $0)		249,452

SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (d) (cost $2,320,209)	2,320,209	2,320,209

Total Investments - 97.6% (cost $7,621,247,918) (e)		3,658,889,606
Other assets less liabilities - 2.4%		91,304,625

Net Assets - 100.0%		$3,750,194,231

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
ASX SPI 200 Index Futures	216	March 2009	$12,319,454	$11,450,247	$(869,207)
TOPIX Index Futures	204	March 2009	17,121,932	15,917,413	(1,204,519)

					$(2,073,726)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
British Pound settling 3/16/09	117,782	$162,780,613	$168,608,347	$5,827,734
British Pound settling 3/16/09	134,652	192,573,904	192,758,241	184,337
Euro settling 3/16/09	38,390	52,605,817	48,664,740	(3,941,077)
Euro settling 3/16/09	62,511	86,964,053	79,241,509	(7,722,544)
Euro settling 3/16/09	72,875	101,382,242	92,379,341	(9,002,901)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Euro settling 3/16/09	84,953	$115,493,603	$107,689,909	$(7,803,694)
Japanese Yen settling 3/16/09	4,581,374	50,449,549	46,953,425	(3,496,124)
Japanese Yen settling 3/16/09	6,113,441	65,823,690	62,655,220	(3,168,470)
Japanese Yen settling 3/16/09	8,864,711	99,737,973	90,852,340	(8,885,633)
Japanese Yen settling 3/16/09	22,379,232	242,645,907	229,359,489	(13,286,418)
Japanese Yen settling 6/15/09	4,796,377	53,380,859	49,263,524	(4,117,335)
Norwegian Krone settling 3/16/09	471,046	64,505,642	66,984,712	2,479,070
Norwegian Krone settling 6/15/09	1,156,952	167,749,082	164,077,726	(3,671,356)
Swedish Krona settling 3/16/09	91,882	10,994,944	10,200,435	(794,509)
Swedish Krona settling 3/16/09	508,697	61,801,450	56,473,856	(5,327,594)
Swedish Krona settling 3/16/09	676,663	83,051,611	75,120,885	(7,930,726)
Swiss Franc settling 3/16/09	16,982	14,760,539	14,519,618	(240,921)
Sale Contracts:
British Pound settling 3/16/09	34,726	51,272,939	49,711,276	1,561,663
British Pound settling 3/16/09	62,220	92,292,171	89,069,734	3,222,437
British Pound settling 3/16/09	70,303	101,851,471	100,640,782	1,210,689
British Pound settling 3/16/09	85,185	123,634,953	121,944,797	1,690,156

Canadian Dollar settling 3/16/09	43,052	34,940,551	33,839,630	1,100,921
Canadian Dollar settling 3/16/09	61,021	48,400,555	47,963,580	436,975
Canadian Dollar settling 6/15/09	37,580	30,510,676	29,559,711	950,965
Euro settling 3/16/09	56,362	73,589,045	71,446,784	2,142,261
Euro settling 3/16/09	62,511	78,163,754	79,241,509	(1,077,755)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Euro settling 3/16/09	100,264	$129,771,695	$127,098,761	$2,672,934
Euro settling 3/16/09	139,856	181,015,621	177,287,205	3,728,416
Euro settling 6/15/09	219,925	277,565,143	278,757,438	(1,192,295)
Norwegian Krone settling 3/16/09	471,046	68,073,183	66,984,712	1,088,471
Swedish Krona settling 3/16/09	600,579	75,884,337	66,674,291	9,210,046
Swedish Krona settling 3/16/09	676,663	86,682,765	75,120,885	11,561,880
Swedish Krona settling 6/15/09	640,616	72,505,602	71,191,042	1,314,560
Swiss Franc settling 3/16/09	99,178	82,552,023	84,797,237	(2,245,214)

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $3,168,937,323.
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the market value of this security amounted to $19,566,587 or 0.5% of net assets.
(d)	Investment in affiliated money market mutual fund.
(e)	As of February 28, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,674,709 and gross unrealized depreciation of investments was $(3,973,033,021), resulting in net unrealized depreciation of $(3,962,358,312).

An amount equivalent to U.S. $3,042,917 has been segregated to collateralize margin requirements for the open future contract at February 28, 2009.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

Country Breakdown *

February 28, 2009 (unaudited)

Summary

16.1%	Japan
15.3%	United Kingdom
13.8%	Germany
12.1%	France
8.1%	Netherlands
4.8%	Italy
4.5%	Switzerland
3.6%	Australia
3.3%	Canada
3.0%	South Korea
2.8%	Taiwan
2.5%	Spain
2.0%	Sweden
8.0%	Other
0.1%	Short-Term Investments

100.0%	Total Investments

*	All data are as of February 28, 2009. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.0% or less in the following countries: Belgium, Brazil, China, Finland, Mexico, Norway, Russia and South Africa.

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$147,253,050		$(2,073,726)
Level 2	3,511,636,556	+	(33,521,051)
Level 3	– 0	–	– 0	–

Total	$3,658,889,606		$(35,594,777)

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.
+

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments

AllianceBernstein Small-Mid Cap Value Fund

Portfolio of Investments

February 28, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.4%
Financials - 21.5%
Commercial Banks - 2.3%
Popular, Inc.	47,500	$106,875
The South Financial Group, Inc.	936,300	1,179,738
Susquehanna Bancshares, Inc.	329,819	2,892,512
Synovus Financial Corp.	380,100	1,322,748
Trustmark Corp.	195,200	3,472,608
Webster Financial Corp.	277,100	1,075,148
Whitney Holding Corp.	278,435	3,076,707

		13,126,336

Insurance - 11.3%
Arch Capital Group Ltd. (a)	167,600	9,050,400
Aspen Insurance Holdings Ltd.	616,700	13,437,893
Fidelity National Financial, Inc.-Class A	580,300	9,615,571
Old Republic International Corp.	580,700	5,272,756
PartnerRe Ltd.	72,386	4,480,694
Platinum Underwriters Holdings, Ltd.	429,600	12,045,984
Reinsurance Group of America, Inc.-Class A	99,100	2,695,520
RenaissanceRe Holdings Ltd.	82,000	3,692,460
StanCorp Financial Group, Inc.	190,800	3,432,492

		63,723,770

Real Estate Investment Trusts (REITs) - 5.1%
Alexandria Real Estate Equities, Inc.	74,100	2,961,036
Digital Realty Trust, Inc.	273,200	8,165,948
Home Properties, Inc.	187,277	4,970,331
Mid-America Apartment Communities, Inc.	139,200	3,598,320
Sunstone Hotel Investors, Inc.	475,720	1,041,827
Tanger Factory Outlet Centers	219,200	6,049,920
Taubman Centers, Inc.	119,900	1,876,435

		28,663,817

Real Estate Management & Development - 0.5%
Brookfield Properties Corp.	600,200	2,970,990

Thrifts & Mortgage Finance - 2.3%
Astoria Financial Corp.	189,800	1,357,070
First Niagara Financial Group, Inc.	225,400	2,619,148
Provident Financial Services, Inc.	217,500	2,031,450
Washington Federal, Inc.	623,899	7,106,210

		13,113,878

		121,598,791

Information Technology - 16.7%
Communications Equipment - 0.3%
CommScope, Inc. (a)	211,600	1,889,588

Computers & Peripherals - 2.8%
Lexmark International, Inc.-Class A (a)	193,600	3,318,304
SanDisk Corp. (a)	503,000	4,481,730
Western Digital Corp. (a)	575,300	7,858,598

		15,658,632

Electronic Equipment, Instruments & Components - 8.7%
Anixter International, Inc. (a)	211,700	6,226,097
Arrow Electronics, Inc. (a)	436,025	7,251,096
AU Optronics Corp. (Sponsored) (ADR)	1,203,600	8,653,884
Avnet, Inc. (a)	290,450	5,016,071
AVX Corp.	378,000	3,235,680
Benchmark Electronics, Inc. (a)	273,900	2,676,003
Flextronics International Ltd. (a)	1,184,700	2,440,482
Ingram Micro, Inc.-Class A (a)	665,100	7,242,939
Insight Enterprises, Inc. (a)	690,600	1,816,278
Tech Data Corp. (a)	271,400	4,692,506

		49,251,036

IT Services - 0.9%
Convergys Corp. (a)	728,700	4,700,115
Perot Systems Corp.-Class A (a)	52,700	599,726

		5,299,841

Semiconductors & Semiconductor Equipment - 3.4%
Siliconware Precision Industries Co. (Sponsored) (ADR)	2,215,800	9,815,994
Teradyne, Inc. (a)	1,356,600	5,602,758
Zoran Corp. (a)	715,800	3,722,160

		19,140,912

Software - 0.6%
Amdocs Ltd. (a)	186,400	3,122,200

		94,362,209

Industrials - 13.9%
Aerospace & Defense - 0.5%
Goodrich Corp.	86,000	2,850,040

Airlines - 1.2%
Alaska Air Group, Inc. (a)	149,700	3,279,927
Continental Airlines, Inc.-Class B (a)	256,100	2,566,122
Skywest, Inc.	109,300	1,119,232

		6,965,281

Building Products - 0.2%
Quanex Building Products Corp.	162,100	1,136,321

Commercial Services & Supplies - 1.1%
United Stationers, Inc. (a)	277,600	6,032,248

Electrical Equipment - 3.1%
Acuity Brands, Inc.	191,200	4,382,304
Cooper Industries Ltd.-Class A	141,700	2,988,453
EnerSys (a)	564,500	6,051,440
Regal-Beloit Corp.	149,923	4,299,792

		17,721,989

Machinery - 4.3%
Briggs & Stratton Corp.	490,775	5,977,639
Gardner Denver, Inc. (a)	190,600	3,606,152
Mueller Industries, Inc.	460,300	8,317,621
Terex Corp. (a)	712,900	6,359,068

		24,260,480

Professional Services - 0.9%
Kelly Services, Inc.-Class A	688,600	5,233,360

Road & Rail - 1.6%
Arkansas Best Corp.	72,900	1,269,918
Con-way, Inc.	200,000	3,022,000
Hertz Global Holdings, Inc. (a)	792,100	2,503,036
Werner Enterprises, Inc.	167,700	2,284,074

		9,079,028

Trading Companies & Distributors - 1.0%
GATX Corp.	312,900	5,716,683

		78,995,430

Consumer Staples - 11.2%
Beverages - 1.3%
Pepsi Bottling Group, Inc.	395,600	7,318,600

Food & Staples Retailing - 2.9%
Ruddick Corp.	497,300	10,781,464
Supervalu, Inc.	363,035	5,666,977

		16,448,441

Food Products - 5.4%
Bunge Ltd.	141,900	6,652,272
Del Monte Foods Co.	1,678,200	11,999,130
Smithfield Foods, Inc. (a)	787,000	6,177,950
Tyson Foods, Inc.-Class A	732,400	6,174,132

		31,003,484

Tobacco - 1.6%
Universal Corp.	312,100	8,969,754

		63,740,279

Materials - 8.9%
Chemicals - 3.7%
Arch Chemicals, Inc.	233,195	4,192,846
Celanese Corp.-Class A	397,600	3,395,504
Cytec Industries, Inc.	345,200	5,316,080
Methanex Corp.	283,900	2,078,148
Rockwood Holdings, Inc. (a)	618,100	3,640,609
Westlake Chemical Corp.	198,000	2,473,020

		21,096,207

Containers & Packaging - 2.3%
Aptargroup, Inc.	206,700	5,800,002
Owens-Illinois, Inc. (a)	227,000	3,500,340
Sonoco Products Co.	199,000	3,834,730

		13,135,072

Metals & Mining - 2.9%
Commercial Metals Co.	805,800	8,227,218
Reliance Steel & Aluminum Co.	283,600	6,746,844
Steel Dynamics, Inc.	164,200	1,371,070

		16,345,132

		50,576,411

Consumer Discretionary - 8.6%
Auto Components - 0.3%
ArvinMeritor, Inc.	942,000	593,460
Autoliv, Inc.	67,300	1,001,424

		1,594,884

Automobiles - 0.9%
Thor Industries, Inc.	476,100	5,099,031

Hotels, Restaurants & Leisure - 0.6%
Boyd Gaming Corp.	781,700	3,322,225

Household Durables - 0.4%
Mohawk Industries, Inc. (a)	106,200	2,399,058

Leisure Equipment & Products - 1.1%
Callaway Golf Co.	915,800	6,199,966

Media - 0.5%
CBS Corp.-Class B	468,300	1,999,641
Gannett Co., Inc.	287,900	932,796

		2,932,437

Multiline Retail - 1.1%
JC Penney Co., Inc.	392,400	6,015,492

Specialty Retail - 3.5%
AutoNation, Inc. (a)	327,200	3,265,456
Foot Locker, Inc.	907,900	7,544,649
Limited Brands, Inc.	378,700	2,912,203
Men’s Wearhouse, Inc.	583,100	6,227,508

		19,949,816

Textiles, Apparel & Luxury Goods - 0.2%
Jones Apparel Group, Inc.	365,100	982,119

		48,495,028

Health Care - 6.3%
Health Care Providers & Services - 6.3%
AMERIGROUP Corp. (a)	259,400	6,427,932
Coventry Health Care, Inc. (a)	274,200	3,158,784
LifePoint Hospitals, Inc. (a)	317,517	6,674,207
Molina Healthcare, Inc. (a)	363,715	6,812,382
Omnicare, Inc.	235,100	6,096,143
Universal Health Services, Inc.-Class B	180,500	6,647,815

		35,817,263

Energy - 6.3%
Energy Equipment & Services - 1.7%
Helmerich & Payne, Inc.	247,200	5,848,752
Oil States International, Inc. (a)	274,500	3,656,340

		9,505,092

Oil, Gas & Consumable Fuels - 4.6%
Cimarex Energy Co.	337,400	6,629,910
Denbury Resources, Inc. (a)	379,900	4,893,112
Frontier Oil Corp.	686,800	9,374,820
Whiting Petroleum Corp. (a)	223,500	5,207,550

		26,105,392

		35,610,484

Utilities - 6.0%
Electric Utilities - 2.9%
Allegheny Energy, Inc.	87,200	2,061,408
Northeast Utilities	483,200	10,586,912
Portland General Electric Co.	251,200	4,124,704

		16,773,024

Gas Utilities - 1.6%
Atmos Energy Corp.	405,146	8,844,337

Independent Power Producers & Energy Traders - 0.5%
Reliant Energy, Inc. (a)	774,500	2,679,770

Multi-Utilities - 1.0%
Wisconsin Energy Corp.	144,200	5,742,044

		34,039,175

Total Common Stocks (cost $989,038,065)		563,235,070

SHORT-TERM INVESTMENTS - 0.8%
Investment Companies - 0.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $4,714,705)	4,714,705	4,714,705

Total Investments - 100.2% (cost $993,752,770) (c)		567,949,775
Other assets less liabilities - (0.2)%		(1,163,132)

Net Assets - 100.0%		$566,786,643

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.
(c)	As of February 28, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,012,008 and gross unrealized depreciation of investments was ($434,815,003), resulting in net unrealized depreciation of ($425,802,995).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$567,949,775		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$567,949,775		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

AllianceBernstein Value Fund

Portfolio of Investments

February 28, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.3%
Energy - 19.9%
Oil, Gas & Consumable Fuels - 19.9%
Apache Corp.	97,600	$5,767,184
BP PLC (Sponsored) (ADR)	60,300	2,313,108
Chevron Corp.	288,000	17,484,480
ConocoPhillips	209,700	7,832,295
Devon Energy Corp.	121,300	5,297,171
EOG Resources, Inc.	46,900	2,346,876
Exxon Mobil Corp.	486,300	33,019,770
Occidental Petroleum Corp.	66,400	3,444,168
Royal Dutch Shell PLC (ADR)	105,400	4,634,438
Sunoco, Inc.	54,400	1,819,680

		83,959,170

Financials - 15.3%
Capital Markets - 3.8%
Deutsche Bank AG	66,700	1,704,852
The Goldman Sachs Group, Inc.	74,000	6,739,920
Morgan Stanley	388,400	7,589,336

		16,034,108

Commercial Banks - 0.7%
Fifth Third Bancorp	238,100	502,391
SunTrust Banks, Inc.	76,300	917,889
U.S. Bancorp	122,200	1,748,682

		3,168,962

Consumer Finance - 0.1%
Capital One Financial Corp.	46,800	563,940

Diversified Financial Services - 2.5%
Bank of America Corp.	442,200	1,746,690
JP Morgan Chase & Co.	380,500	8,694,425

		10,441,115

Insurance - 8.2%
ACE Ltd.	112,700	4,114,677
Allstate Corp.	218,200	3,672,306
American International Group, Inc.	411,700	172,914
Fidelity National Financial, Inc.-Class A	218,600	3,622,202
Genworth Financial, Inc.-Class A	288,400	348,964
Hartford Financial Services Group, Inc.	198,185	1,208,928
Lincoln National Corp.	159,300	1,368,387
MetLife, Inc.	348,300	6,429,618
Old Republic International Corp.	125,100	1,135,908

PartnerRe Ltd.	15,900	984,210
RenaissanceRe Holdings Ltd.	43,925	1,977,943
The Travelers Co., Inc.	164,700	5,953,905
Unum Group	307,000	3,125,260
XL Capital Ltd.-Class A	111,600	369,396

		34,484,618

		64,692,743

Health Care - 14.8%
Biotechnology - 2.1%
Amgen, Inc. (a)	180,900	8,851,437

Health Care Providers & Services - 0.8%
Cardinal Health, Inc.	98,600	3,199,570

Pharmaceuticals - 11.9%
Eli Lilly & Co.	99,200	2,914,496
Johnson & Johnson	204,100	10,205,000
Merck & Co., Inc.	418,800	10,134,960
Pfizer, Inc.	1,268,300	15,612,773
Sanofi-Aventis SA (ADR)	125,000	3,202,500
Schering-Plough Corp.	258,700	4,498,793
Wyeth	91,600	3,739,112

		50,307,634

		62,358,641

Consumer Staples - 14.5%
Beverages - 1.5%
The Coca-Cola Co.	16,000	653,600
Coca-Cola Enterprises, Inc.	269,200	3,090,416
Pepsi Bottling Group, Inc.	125,600	2,323,600

		6,067,616

Food & Staples Retailing - 3.2%
The Kroger Co.	244,400	5,051,748
Safeway, Inc.	227,300	4,205,050
Supervalu, Inc.	103,200	1,610,952
Wal-Mart Stores, Inc.	54,800	2,698,352

		13,566,102

Food Products - 5.1%
Archer-Daniels-Midland Co.	270,000	7,198,200
Bunge Ltd.	79,100	3,708,208
ConAgra Foods, Inc.	148,800	2,243,904
Del Monte Foods Co.	243,400	1,740,310
The JM Smucker Co.	7,661	284,376
Kraft Foods, Inc.-Class A	78,000	1,776,840
Sara Lee Corp.	376,300	2,901,273
Tyson Foods, Inc.-Class A	212,000	1,787,160

		21,640,271

Household Products - 3.3%
Procter & Gamble Co.	291,112	14,022,865

Tobacco - 1.4%
Altria Group, Inc.	235,800	3,640,752
Philip Morris International, Inc.	66,400	2,222,408

		5,863,160

		61,160,014

Consumer Discretionary - 9.6%
Auto Components - 0.7%
Autoliv, Inc.	92,600	1,377,888
Magna International, Inc.-Class A	64,900	1,665,334

		3,043,222

Media - 4.5%
CBS Corp.-Class B	509,100	2,173,857
Gannett Co., Inc.	183,400	594,216
News Corp.-Class A	805,420	4,478,135
Time Warner, Inc.	1,028,800	7,849,744
Viacom, Inc.-Class B (a)	157,300	2,420,847
The Walt Disney Co.	94,600	1,586,442

		19,103,241

Multiline Retail - 0.9%
JC Penney Co., Inc.	89,400	1,370,502
Macy’s, Inc.	303,900	2,391,693

		3,762,195

Specialty Retail - 3.3%
The Gap, Inc.	383,000	4,132,570
Home Depot, Inc.	272,700	5,696,703
Limited Brands, Inc.	188,100	1,446,489
Lowe’s Cos, Inc.	18,500	293,040
TJX Cos, Inc.	106,400	2,369,528

		13,938,330

Textiles, Apparel & Luxury Goods - 0.2%
Jones Apparel Group, Inc.	263,000	707,470

		40,554,458

Telecommunication Services - 8.8%
Diversified Telecommunication Services - 7.1%
AT&T, Inc.	907,600	21,573,652
Telefonica SA (ADR)	20,100	1,116,756
Verizon Communications, Inc.	259,100	7,392,123

		30,082,531

Wireless Telecommunication Services - 1.7%
Sprint Nextel Corp. (a)	878,100	2,888,949
Vodafone Group PLC (Sponsored) (ADR)	227,900	4,045,225

		6,934,174

		37,016,705

Information Technology - 6.1%
Communications Equipment - 3.4%
Corning, Inc.	232,600	2,453,930
Motorola, Inc.	1,094,455	3,852,482
Nokia OYJ (Sponsored)-Class A (ADR)	662,000	6,196,320
Telefonaktiebolaget LM Ericsson (Sponsored)-Class B (ADR)	239,600	1,955,136

		14,457,868

Computers & Peripherals - 0.8%
Lexmark International, Inc.-Class A (a)	98,300	1,684,862
Western Digital Corp. (a)	120,200	1,641,932

		3,326,794

Electronic Equipment, Instruments & Components - 0.7%
AU Optronics Corp. (Sponsored) (ADR)	206,800	1,486,892
Ingram Micro, Inc.-Class A (a)	91,800	999,702
Sanmina-SCI Corp. (a)	238,900	59,725
Tyco Electronics Ltd.	59,600	565,008
Vishay Intertechnology, Inc. (a)	20,600	52,530

		3,163,857

Semiconductors & Semiconductor Equipment - 0.4%
Nvidia Corp. (a)	181,400	1,501,992

Software - 0.8%
Symantec Corp. (a)	255,300	3,530,799

		25,981,310

Industrials - 3.7%
Airlines - 0.3%
UAL Corp. (a)	292,000	1,433,720

Commercial Services & Supplies - 0.3%
Republic Services, Inc.-Class A	59,490	1,183,851

Electrical Equipment - 0.2%
Cooper Industries Ltd.-Class A	49,800	1,050,282

Industrial Conglomerates - 2.8%
3M Co.	40,300	1,832,038
General Electric Co.	1,065,500	9,067,405
Tyco International Ltd.	49,800	998,490

		11,897,933

Machinery - 0.1%
Caterpillar, Inc.	8,700	214,107

		15,779,893

Utilities - 2.6%
Electric Utilities - 0.7%
Pinnacle West Capital Corp.	114,100	2,996,266

Independent Power Producers & Energy Traders - 0.3%
Reliant Energy, Inc. (a)	299,100	1,034,886

Multi-Utilities - 1.6%
Alliant Energy Corp.	20,600	476,478
CMS Energy Corp.	69,450	768,117
Dominion Resources, Inc.	138,800	4,188,984
NiSource, Inc.	52,400	458,500
Wisconsin Energy Corp.	23,700	943,734

		6,835,813

		10,866,965

Materials - 2.0%
Chemicals - 0.5%
Eastman Chemical Co.	107,000	2,197,780

Containers & Packaging - 1.5%
Ball Corp.	116,300	4,685,727
Owens-Illinois, Inc. (a)	117,800	1,816,476

		6,502,203

		8,699,983

Total Common Stocks (cost $708,428,843)		411,069,882

SHORT-TERM INVESTMENTS - 2.1%
Investment Companies - 2.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $9,003,299)	9,003,299	9,003,299

Total Investments - 99.4% (cost $717,432,142) (c)		420,073,181
Other assets less liabilities - 0.6%		2,349,981

Net Assets - 100.0%		$422,423,162

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.
(c)	As of February 28, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,178,844 and gross unrealized depreciation of investments was $(317,537,805), resulting in net unrealized depreciation of $(297,358,961).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$420,073,181		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$420,073,181		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 24, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 24, 2009